Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, Notional Amount	$ 378,399		$ 378,399
Derivative Asset	18,148		18,148
Fair value gain (loss) on derivative instruments	$ 9,360	$ 357	$ 18,148	$ 8,648